Other Income, Net (Details) - Schedule of Other Income, Net	12 Months Ended
	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)	Mar. 31, 2022 SGD ($)
Schedule of Other Income, Net [Abstract]
Gain on foreign currency exchange, net	$ 21,083	$ 15,646	$ 403	$ 123
Operating lease modifications	7,025	5,213	53,991
(Loss)/ Gain on disposal of property, plant and equipment	5,000	3,711	386	(3,723)
Rental income	19,003	14,102		11,670
Fair value change in financial instrument	9,502	7,052	1,542	5,758
Government grants	136,827	101,541	100,556	116,665
Total other income, net	$ 198,440	$ 147,265	$ 156,878	$ 130,493